Trade and other receivables	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Trade and other receivables	Note 10. Trade and other receivables

	2022	2021
	A$’000	A$’000

Current assets	0	—

	0	—

Other receivables	51	76
Deposits held	40	8

	91	84